DEBT - Seller Notes (Details) $ in Thousands								9 Months Ended
	Feb. 28, 2023 USD ($) installment	Feb. 01, 2023 USD ($)	Dec. 28, 2022 USD ($) installment	Jul. 01, 2022 USD ($) installment	Apr. 01, 2022 USD ($) installment	May 18, 2021 USD ($)	Dec. 01, 2020 USD ($)	Sep. 30, 2024 USD ($)	Jul. 12, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 18, 2022
DEBT
Principal amount									$ 3,800
Interest rate					5.00%
Cash paid for noncontrolling interest								$ 60
BAC Seller Note
DEBT
Principal amount							$ 200
Payment frequency							monthly
Periodic payments							$ 4
Interest rate							6.00%
Outstanding								56		$ 84
ACA Seller Note
DEBT
Principal amount						$ 200
Payment frequency						monthly
Periodic payments						$ 4
Interest rate						6.00%
Outstanding						$ 100		100
Cash paid for noncontrolling interest						60
Consideration benefit						$ 50
ACA Seller Note | Absolutely Cool Air Conditioning
DEBT
Ownership percentage received under the settlement agreement						5.00%
Increase in the ownership interest						95.00%
First CSH Seller Notes
DEBT
Principal amount								200
Periodic payments					$ 14
Outstanding								80
Periodic payment, number of installments | installment					16
Second CSH Seller Notes
DEBT
Principal amount								200
Payment frequency					sixteen
Periodic payments					$ 14
Interest rate					5.00%
Outstanding										80
BHC Seller Note
DEBT
Principal amount	$ 600
Payment frequency	annual
Outstanding								200		400
Periodic payment, number of installments | installment	3
Basis spread on variable rate	1.40%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:FederalFundsEffectiveSwapRateMember
AFS Seller Note
DEBT
Principal amount								600
Payment frequency				quarterly
Periodic payments				$ 46
Interest rate				6.00%
Outstanding								400		500
Periodic payment, number of installments | installment				16
FSP Seller Note
DEBT
Principal amount			$ 900
Periodic payments		$ 17
Interest rate											6.00%
Outstanding								$ 800		$ 800
Periodic payment, number of installments | installment			60